Segment information (Details) SFr in Millions	6 Months Ended
	Jun. 30, 2023 CHF (SFr) Reporting_Segment numberOfCo-ceo co-founder	Dec. 31, 2022 CHF (SFr)
Disclosure of operating segments [line items]
Number of Co-Founders | co-founder	3
Number of Co-CEOs | numberOfCo-ceo	2
Number of reporting segments | Reporting_Segment	1
Non-current assets	SFr 381.5	SFr 330.9
Europe, Middle East and Africa
Disclosure of operating segments [line items]
Non-current assets	286.1	246.8
Switzerland
Disclosure of operating segments [line items]
Non-current assets	259.6	222.0
Americas
Disclosure of operating segments [line items]
Non-current assets	74.0	59.9
United States
Disclosure of operating segments [line items]
Non-current assets	72.6	58.5
Asia-Pacific
Disclosure of operating segments [line items]
Non-current assets	SFr 21.4	24.1
Rest of World | Originally presented
Disclosure of operating segments [line items]
Non-current assets		SFr 1.3